Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income(5)	Annual TSR(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2023	7,622,277	8,212,797	2,442,001	2,514,313	88.26	107.14	318,719	1.9%
2022	7,179,497	11,733,138	2,490,632	3,948,594	86.49	107.11	156,563	44.6%
2021	5,775,292	8,589,691	2,042,922	3,465,632	59.83	67.34	114,240	32.1%
2020	2,952,261	(1,262,832)	1,010,380	351,935	45.29	56.62	(742,353)	-54.7%

Company Selected Measure Name	Annual TSR
Named Executive Officers, Footnote	For 2023, 2022, 2021 and 2020, our PEO was Mr. Somasundaram.For 2023 and 2022, our non-PEO NEOs were Messrs. Fisher, Bryant, and Mahoney and Ms. Wright. For 2021, our non-PEO NEOs were Messrs. Fisher, Bryant and Mahoney and Ms. Wright, as well as Jay Nutt, who served as our Senior Vice President and Chief Financial Officer through January 2021. For 2020, our non-PEO NEOs were Messrs. Nutt and Mahoney, Ms. Wright, and Syed Raza, our Senior Vice President and Chief Digital Officer.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023 pursuant to Item 201(e) of Regulation S-K: Philadelphia Oil Service Index (PHLX).
PEO Total Compensation Amount	$ 7,622,277	$ 7,179,497	$ 5,775,292	$ 2,952,261
PEO Actually Paid Compensation Amount	$ 8,212,797	11,733,138	8,589,691	1,262,832
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions disclosed at the time of grant. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating “compensation actually paid” amounts reflected in these columns.In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2023	2022	2021	2020
Total Compensation Reported in Summary Compensation Table for the Year Indicated	7,622,277	7,179,497	5,775,292	2,952,261
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(5,373,069)	(5,203,750)	(3,932,766)	(1,641,944)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	4,620,574	7,255,445	4,532,494	2,642,678
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	384,510	2,281,142	942,330	(3,816,849)
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	958,505	220,805	1,272,342	(1,398,978)
Total Adjustments	590,520	4,553,641	2,814,399	(4,215,093)
Neither our PEO nor the other NEOs had any awards that vested in the same year they were granted, any awards granted in prior years that failed to vest, or any dividends or other earnings paid on awards in the year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating “compensation actually paid.”

Non-PEO NEO Average Total Compensation Amount	$ 2,442,001	2,490,632	2,042,922	1,010,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,514,313	3,948,594	3,465,632	351,935
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions disclosed at the time of grant. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating “compensation actually paid” amounts reflected in these columns.In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

Average of Non-PEO NEOs	2023	2022	2021	2020
Average Total Compensation Reported in Summary Compensation Table for the Year Indicated	2,442,001	2,490,632	2,042,922	1,010,380
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(1,336,536)	(1,432,023)	(1,099,468)	(383,067)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	574,677	1,002,840	633,505	303,859
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	73,568	251,642	230,016	(329,187)
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	74,905	253,855	679,155	(149,815)
Average Total Adjustments	72,312	1,457,962	1,450,698	(658,446)
Neither our PEO nor the other NEOs had any awards that vested in the same year they were granted, any awards granted in prior years that failed to vest, or any dividends or other earnings paid on awards in the year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating “compensation actually paid.”

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Financial Measures Annual TSR Consolidated Adjusted EBITDA Consolidated Adjusted Free Cash Flow
Total Shareholder Return Amount	$ 88.26	86.49	59.83	45.29
Peer Group Total Shareholder Return Amount	107.14	107.11	67.34	56.62
Net Income (Loss)	$ 318,719	$ 156,563	$ 114,240	$ 742,353
Company Selected Measure Amount	1.9	44.6	32.1	(54.7)
PEO Name	Mr. Somasundaram
Additional 402(v) Disclosure	Represents, in thousands, the amount of net income reflected in the Company’s audited financial statements for the year indicated.
Measure:: 1
Pay vs Performance Disclosure
Name	Annual TSR
Non-GAAP Measure Description	We have selected Annual TSR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to company performance for fiscal year 2023. Annual TSR is expressed as a percentage and calculated using the following formula: (a) the sum of the closing price of the Company’s Common Stock on the last business day of the fiscal year plus dividends per share paid in that year, less (b) the closing price of the Company’s Common Stock on the last business day of the prior fiscal year, divided by (c) the closing price of the Company’s Common Stock on the last business day of the prior fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Adjusted Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 590,520	$ 4,553,641	$ 2,814,399	$ (4,215,093)
PEO | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(5,373,069)	(5,203,750)	(3,932,766)	(1,641,944)
PEO | Year-End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,620,574	7,255,445	4,532,494	2,642,678
PEO | Change in Fair Value of Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	384,510	2,281,142	942,330	(3,816,849)
PEO | Change in Fair Value of Awards Granted in Prior Years, Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	958,505	220,805	1,272,342	(1,398,978)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,312	1,457,962	1,450,698	(658,446)
Non-PEO NEO | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,336,536)	(1,432,023)	(1,099,468)	(383,067)
Non-PEO NEO | Year-End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	574,677	1,002,840	633,505	303,859
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	73,568	251,642	230,016	(329,187)
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years, Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 74,905	$ 253,855	$ 679,155	$ (149,815)